Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income									$ 116,350,000	$ 308,945,000	$ 395,719,000
Total revenues									116,350,000	308,945,000	395,719,000
EXPENSES
Property and maintenance									52,462,000	119,720,000	148,449,000
Real estate taxes and insurance									8,836,000	25,904,000	37,229,000
Depreciation									21,201,000	64,791,000	86,175,000
General and administrative									53,000	42,000	43,000
Total expenses									82,552,000	210,457,000	271,896,000
Discontinued operating income									33,798,000	98,488,000	123,823,000
Interest and other income									(184,000)	(800,000)	(127,000)
Other expenses									0	0	(11,000)
Interest:
Expense incurred, net									(1,120,000)	(12,584,000)	(14,262,000)
Amortization of deferred financing costs									(840,000)	(292,000)	(800,000)
Income and other tax (expense) benefit									243,000	(86,000)	1,073,000
Discontinued operations									32,265,000	86,326,000	109,950,000
Net gain on sales of discontinued operations									(826,489,000)	(297,956,000)	(335,299,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000	858,754,000	384,282,000	445,249,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	71,606,152.55				732,041,347.88				71,606,152.55	732,041,347.88
Disposal Group Including Discontinued Operation Mortgage Notes Payable	$ 0				$ 104,358,305.87				$ 0	$ 104,358,305.87